Schedule of Investments
November 30, 2024 (unaudited)
Monteagle Enhanced Equity Income Fund

			Shares or Principal
Security Description			Amount ($)	Fair Value ($)(1)

Common Stocks - 65.77%

Automobiles & Components - 2.17%
Borgwarner, Inc.			9,200	315,744

Beverages - 3.87%
Starbucks Corp.			5,500	563,530

Computer Peripheral Equipment, NEC - 2.93%
Palo Alto Networks, Inc. (2)			1,100	426,602

Computers - 2.45%
Dell Technologies, Inc.			2,800	357,252

Data & Transaction Processing - 3.66%
MasterCard, Inc. Class A			1,000	532,940

Defense Primes - 2.53%
General Dynamics Corp.			1,300	369,213

Electric Utilities - 2.59%
NextEra Energy, Inc.			4,800	377,616

Health Care Equipment & Services - 3.77%
UnitedHealth Group, Inc. (2)			900	549,180

Industrial Products - 4.21%
Eaton Corp. plc			1,300	488,046
Trane Technologies plc (2)			300	124,866

				612,912

Internet - 2.78%
Alphabet, Inc.			2,400	405,480

Medical Instruments & Equipment - 2.54%
Thermo Fisher Scientific, Inc.			700	370,741

Oil & Gas - 5.52%
Exxon Mobil Corp.			3,300	389,268
Linde plc			900	414,891

				804,159

Pharmaceuticals, Biotechnology & Life Science - 5.64%
AbbVie, Inc.			2,800	512,204
Novo-Nordisk A/S-Spons ADR (2)			2,900	309,720

				821,924

Real Estate Management & Development - 2.67%
Ares Management Corp.			2,200	388,806

Retail-Lumber & Other Building Materials Dealers - 3.24%
The Home Depot, Inc.			1,100	472,043

Software & Services - 9.82%
Amazon.com, Inc. (2)			2,200	457,358
Microsoft Corp.			2,300	973,958

				1,431,316

Technology Hardware & Equipment - 5.38%
Apple, Inc			3,300	783,189

Total Common Stock			(Cost $ 9,414,361)	9,582,647

Exchange Traded Funds - 3.72%

SPDR S&P 500 ETF Trust			900	542,295

Total Exchange Traded Funds			(Cost $ 524,481)	542,295

Real Estate Investment Trusts - 2.02%

SBA Communications Corp.			1,300	294,125

Total Real Estate Investment Trusts			(Cost $ 344,484)	294,125

Money Market Registered Investment Companies - 4.27%

Federated Hermes Government Obligations Fund - Institutional Class - 4.50% (3)			621,148	621,148

Total Money Market Registered Investment Companies			(Cost $ 621,148)	621,148

Total Investments - 75.78%			(Cost $ 14,429,408)	11,040,215

Other Assets Less Liabilities - 24.22%				3,528,679

Total Net Assets - 100.00%				14,568,895

Options

	Long (Short)		Notional Value of	Fair
	Contracts	Expiration Date	Contracts ($)	Value ($)
Call Options Written
Dell Technologies Inc., Strike $170.00	-28	12/20/2024	(476,000)	(5,580)

Total Call Options Written	-28		(476,000)	(5,580)

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of November 29, 2024 in valuing the Fund's assets carried at fair value:

			Investments in	Other Financial
Valuation Inputs			Securities	Instruments (9)
Level 1 - Quoted Prices			$10,497,920	$0
Level 2 - Other Significant Observable Inputs			-	-
Level 3 - Significant Unobservable Inputs			-	-
Total			$10,497,920	$0

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(3) Investment in affiliate. The yield shown represents the 7-day yield in effect at November 29, 2024.